Total Fair Value of Restricted Shares Granted and Vested (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of restricted shares granted	$ 43.2	$ 36.0	$ 73.9
Total fair value of restricted shares vested	$ 49.6	$ 14.5	$ 19.5